Schedule of Finite-Lived Intangible Assets (Details) (Maximum [Member])	12 Months Ended
Dec. 31, 2014
Licenses [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trade Names [Member]
Finite-Lived Intangible Asset, Useful Life	7 years